Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net cash used in operating activities	$ (3,649,470)	$ (2,282,403)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(7,925)	(627)
Net cash used in investing activities	(7,925)	(627)
CASH FLOWS FROM FINANCING ACTIVITIES:
Deferred offering costs		(990,572)
Repayments of long-term bank loans	(30,518)	(53,527)
Loans from related parties	4,237,928	1,461,977
Repayment of loans from related parties	(10,602)	(74,212)
Loan to related parties		(44,527)
Settlement of loan to related parties		244,770
Net cash provided by financing activities	4,196,808	543,909
Effect of exchange rate changes	(548,908)	(58,614)
Net decrease in cash	(9,495)	(1,797,735)
Cash, at beginning of the period	194,113	1,808,603
Cash, at end of the period	184,618	10,868
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid	3,696	7,057
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Non-employee share-based compensation (note 12)	$ 6,856,485